Commitments and Contingencies - Additional Information (Detail) (USD $)	9 Months Ended	12 Months Ended					12 Months Ended
	Sep. 30, 2013 acre State	Dec. 31, 2012 acre State	Dec. 31, 2012 Viscardi and Renalco 2010 German Offering	Dec. 31, 2011 Viscardi and Renalco 2010 German Offering	Dec. 31, 2010 Viscardi and Renalco 2010 German Offering	Dec. 31, 2012 Timberlands Long-Term Operating Lease acre	Dec. 31, 2012 Timberland Long-Term Operating Lease	Dec. 31, 2012 Timber Sales Revenue Customer Contracts T	Dec. 31, 2011 Timber Sales Revenue Customer Contracts	Dec. 31, 2010 Timber Sales Revenue Customer Contracts
Commitments and Contingencies
Number of states reporting raw forest product prices	11	11
Operating agreement, term of extension option (years)	1 year	1 year
Operating agreement, notice of termination option (days)	120 days	120 days
Master stumpage price premium per ton		0.10
Concentration Risk, Percentage								54.00%	58.00%	61.00%
Minimum timber reserved for purchase by MedWestvaco per agreement								600,000
Leased timberlands (acres)	32,800	42,500				21,500
Quarterly rental payments on leased timberlands (dollars per acre)							3.10
Adjusted annual rental payment on leased timberlands (dollars per acre)							21.00
Annual account maintenance fee (per share purchased)					$ 0.02
Annual account maintenance fees incurred			$ 17,600	$ 17,500